Property and equipment - Additional information (Detail) - flight	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Property, plant and equipment [abstract]
Sale and leaseback transactions, number of property, plant and equipment	91,613,000	6,356,000